Commitments and Contingencies Future minimum purchase commitments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 118
Unrecorded Unconditional Purchase Obligation, Due within Two Years	106
Unrecorded Unconditional Purchase Obligation, Due within Three Years	100
Unrecorded Unconditional Purchase Obligation, Due within Four Years	88
Unrecorded Unconditional Purchase Obligation, Due within Five Years	82
Unrecorded Unconditional Purchase Obligation, Due after Five Years	486
Unrecorded Unconditional Purchase Obligation, Imputed Interest	(117)
Total Unrecorded Unconditional Purchase Obligation	$ 863